Summary of Significant Accounting Policies Standard product warranty (Policies)	12 Months Ended
Dec. 29, 2012
Payables and Accruals [Abstract]
Standard Product Warranty, Policy [Policy Text Block]
Product Warranties: The Company offers a warranty on various products; the most significant of which relate to pacemaker and ICD systems. The Company estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time the product is sold. Factors that affect the Company's warranty liability include the number of units sold, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's product warranty liability during fiscal years 2012 and 2011 were as follows (in millions):

	2012	2011
Balance at beginning of period	$36	$25
Warranty expense recognized	5	15
Warranty credits issued	(3)	(4)
Balance at end of period	$38	$36